Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024
C000112950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	$ 10,000		$ 9,098	$ 9,366	$ 10,698	$ 10,218	$ 10,714	$ 11,034	$ 11,796	$ 8,830	$ 10,248	$ 11,842
C000112949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		9,568	10,220	11,199	11,120	11,980	12,224	13,271	11,219	12,109	14,092
C000112503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		9,787	11,160	12,008	11,291	12,478	12,219	13,093	10,298	11,515	14,148
C000112502 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		9,838	10,755	11,415	11,063	12,453	12,944	13,446	10,969	11,853	13,572
C000104446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		8,601	9,380	9,736	8,986	9,772	9,361	9,372	7,494	8,163	8,831
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Accumulated Value	10,000		10,039	11,213	11,921	11,398	13,034	13,161	13,742	10,418	11,289	13,340
iBoxx Global Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		iBoxx Global Government Index
Accumulated Value	10,000		10,092	10,377	10,187	10,039	10,866	11,092	10,691	9,352	9,215	9,790
Markit iBoxx Global Developed Markets High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Markit iBoxx® Global Developed Markets High Yield Index
Accumulated Value	10,000		9,585	10,276	11,269	11,205	12,089	12,331	13,406	11,361	12,293	14,300
Markit iBoxx Global Developed Markets ex US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Markit iBoxx® Global Developed Markets ex-US High Yield Index
Accumulated Value	10,000		9,109	9,411	10,781	10,332	10,867	11,253	12,079	9,062	10,508	12,139
J P Morgan USD Emerging Markets High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan USD Emerging Markets High Yield Bond Index
Accumulated Value	10,000		9,806	11,169	12,066	11,385	12,602	12,400	13,363	10,506	11,807	14,578
J P Morgan CEMBI Broad Diversified Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan CEMBI Broad Diversified Core Index
Accumulated Value	10,000		9,911	10,909	11,623	11,347	12,831	13,434	14,058	11,356	12,334	14,184
J P Morgan GBI EM Global Diversified 15 Cap 4 5 Floor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index
Accumulated Value	$ 10,000		$ 8,629	$ 9,479	$ 9,909	$ 9,230	$ 10,052	$ 9,700	$ 9,746	$ 7,807	$ 8,657	$ 9,142